SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Share Capital

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2023	144,301,592	3	420
New shares issued (A)	2,518,292	—	—
At June 30, 2023	146,819,884	3	420
(A)